Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

Antigua and Barbuda

Under the current laws of Antigua and Barbuda, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Antigua and Barbuda withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, Sinovac Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% except for Sinovac Beijing and Sinovac Dalian. Sinovac Beijing, being reconfirmed as a “High and New Technology Enterprise” (“HNTE”) in 2017 for a period of 3 years, is subject to a preferential income tax rate of 15% from 2017 to 2019. Sinovac Dalian, being confirmed as a “High and New Technology Enterprise” (“HNTE”) in 2017 for a period of 3 years, is subject to a preferential income tax rate of 15% from 2017 to 2019.

The Company’s income (loss) before income tax from continuing operations consists of:

	For the year ended December 31,
	2018	2017	2016
Non-PRC	$(16,308)	$(3,123)	$(5,323)
PRC	62,891	48,167	4,929
Total	$46,583	$45,044	$(394)

The Company’s income (loss) before income tax from discontinued operations consists of:

	For the year ended December 31,
	2018	2017	2016
Non-PRC	$—	$—	$—
PRC	—	—	2,338
Total	$—	$—	$2,338

Income taxes that are attributed to discontinued operations in China were $nil for all the periods presented.

Income taxes attributed to the continuing operations in China consist of:

	For the year ended December 31,
	2018	2017	2016
Current income tax expenses	$(7,326)	$(13,260)	$(3,671)
Deferred tax benefits	(3,146)	4,921	1,007
Total income tax expense	$(10,472)	$(8,339)	$(2,664)

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income from continuing operations before income taxes for the years ended December 31, 2018, 2017 and 2016:

	For the year ended December 31,
	2018	2017	2016
Income (loss) from continuing operations before income taxes	$46,583	$45,044	$(394)
Income tax benefit (expense) at the PRC statutory rate	(11,646)	(11,261)	99
International tax rate differential	(3,929)	(781)	(1,331)
Super deduction for research and development expenses	1,835	1,257	461
Non-deductible expenses	(1,865)	(577)	(1,141)
Other adjustments	14	(5)	89
Effect of preferential tax rate	6,562	5,406	1,635
Change in valuation allowance	(1,429)	(2,309)	(2,430)
Effect of PRC withholding tax	(14)	(69)	(59)
Effect of prior year adjustment and restatement	—	—	13
Income tax expense	$(10,472)	$(8,339)	$(2,664)

The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2018	2017
Inventories	355	275
Accrued expenses	3,761	8,483
Deferred government grants	1,066	684
Fixed assets	3,115	3,484
Tax losses carried forward	5,212	6,375
Less: valuation allowance	(7,711)	(9,981)
Deferred tax assets	$5,798	$9,320

In assessing the realizbility of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Company considers projected future taxable income and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, the Company provided valuation allowance of $7,711 as of December 31, 2018 ( December 31, 2017 - $9,981).

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carry forward period available under applicable tax law. The Company’s valuation allowance decreased by $2,270 from $9,981 as of December 31, 2017 to $7,711 as of December 31, 2018.

Tax losses of the Company’s PRC subsidiaries in the amount of $27,517 (RMB 189 million) as of December 31, 2018 will expire from 2019 to 2023, if not utilized.

As of December 31, 2018, the Company has not recognized any deferred tax liability on Sinovac Beijing’s undistributed earnings of approximately $99,601, in view of the Company's permanent reinvestment plan. The Company would be subject to PRC withholding income taxes at 5% or 10%, depending on the availability of treaty benefit between China and Hong Kong, upon the distribution of such profits outside of China. As of December 31, 2018, the Company’s portion on the amount of unrecognized deferred tax liability was ranging from $4,980 to $9,960.

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2018	2017	2016
Balance at January 1	1,873	1,842	2,027
Additions for tax positions of the current year	7	271	183
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(199)	(240)	(368)
Balance at December 31	$1,681	$1,873	$1,842

The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as part of its income tax expenses. For the year ended December 31, 2018, the Company recognized $203 in interest (December 31, 2017 - $291) and nil in penalties (December 31, 2017 - nil). The Company had $859 accrued interest as of December 31, 2018 (December 31, 2017 - $667). The PRC tax law provides statute of limitations ranging from 3 to 5 years and for transfer pricing related matters, it could be extended to 10 years. The PRC tax returns for the Company’s PRC subsidiaries are open to examination by tax authorities for the tax years beginning in 2008.

As of December 31, 2018, the Company had unrecognized tax benefits of approximately $1,681 (December 31, 2017 - $1,873, December 31, 2016 - $1,842) and such balance was included in “other non-current liabilities”. As of December 31, 2018, unrecognized tax benefits amounting to $1,681 would affect the effective tax rate if recognized (December 31, 2017 - $1,873, December 31, 2016 - $1,842). The Company does not expect the amount of unrecognized tax benefits would change significantly in the next 12 months.